CONVERTIBLE NOTE, NET - Summary of key assumption used in estimates of warrants (Detail)	Dec. 10, 2022	Mar. 31, 2022	Mar. 01, 2022	Jan. 27, 2022	Jan. 06, 2022	Nov. 11, 2021	Nov. 01, 2021	Oct. 11, 2021	Sep. 30, 2021	Sep. 08, 2021	Jul. 30, 2021	Jul. 21, 2021	Jul. 13, 2021	Dec. 15, 2020	Oct. 29, 2020	Oct. 20, 2020	Oct. 14, 2020	Sep. 25, 2020	Jul. 29, 2020	May 18, 2020	Apr. 07, 2020	Feb. 25, 2020
Terms of warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60	60
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	35,739	23,658	25,636	28,391	32,626	40,013.0000	42,757	45,744	59,720	59,720	80,360.0000	101,560	80,360.0000	258,380	384,150	433,265	465,205	511,070	573,090	101,560	166,355	177,090
Risk free rate of interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.0155	0.0196	0.0196	0.0155	0.0155	0.0124	0.0124	0.0117	0.0076	0.0076	0.0052	0.0069	0.0052	0.0028	0.0029	0.0029	0.0029	0.0021	0.0021	0.0069	0.0061	0.0058
Divided yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Annualized volatility of underlying stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Measurement	4.15	4.22	4.22	4.15	4.15	4.08	4.08	4.09	4.00	4.00	4.00	4.00	4.00	4.00	3.90	3.90	3.90	3.90	4.00	4.00	4.00	4.10